Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000249928 [Member] | SPDR S And P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000249928 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000249928 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
C000249928 [Member] | Airbus SE ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
C000249928 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
C000249928 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000249928 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
C000249928 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
C000249928 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[1]
C000249928 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
C000249928 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%	[1]
C000249928 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%	[1]
C000249928 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
C000249928 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
C000249928 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[1]
C000249928 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%	[1]
C000249930 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[2]
C000249930 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[2]
C000249930 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[2]
C000249930 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[2]
C000249930 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[2]
C000249930 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[2]
C000249930 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[2]
C000249930 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
C000249930 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[2]
C000249930 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[2]
C000249930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%	[2]
C000249930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[2]
C000249930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[2]
C000249930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[2]
C000249930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000249930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[2]
C000249930 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000249930 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2]
C000251727 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
C000251727 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[3]
C000251727 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[3]
C000251727 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[3]
C000251727 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[3]
C000251727 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000251727 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000251727 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000251727 [Member] | SoftBank Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[3]
C000251727 [Member] | Snowflake Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[3]
C000251727 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	76.60%	[3]
C000251727 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[3]
C000251727 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3]
C000251727 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[3]
C000251727 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
C000251727 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000251728 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000251728 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[4]
C000251728 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[4]
C000251728 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
C000251728 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[4]
C000251728 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[4]
C000251728 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[4]
C000251728 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[4]
C000251728 [Member] | SoftBank Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[4]
C000251728 [Member] | Snowflake Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[4]
C000251728 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	76.20%	[4]
C000251728 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[4]
C000251728 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[4]
C000251728 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[4]
C000251728 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[4]
C000260347 [Member] | Northrop Grumman Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
C000260347 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000260347 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000260347 [Member] | Boeing Co The [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[5]
C000260347 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[5]
C000260347 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000260347 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[5]
C000260347 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[5]
C000260347 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000260347 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[5]
C000260347 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000260347 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000260347 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000260347 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[5]
C000260347 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[5]
C000260347 [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000260347 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[5]
C000260347 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[5]
C000260347 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[5]
C000260347 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	69.80%	[5]
C000260347 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000261957 [Member] | Transurban Group [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[6]
C000261957 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[6]
C000261957 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000261957 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[6]
C000261957 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[6]
C000261957 [Member] | Williams Companies Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[6]
C000261957 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[6]
C000261957 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000261957 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000261957 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[6]
C000261957 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%	[6]
C000261957 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[6]
C000261957 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[6]
C000261957 [Member] | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[6]
C000261957 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[6]
C000261957 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000261957 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[6]
C000261957 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[6]
C000261957 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[6]
C000261957 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[6]
C000261957 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[6]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Excludes money market funds.